UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT APRIL 30, 2007	Legg Mason Partners Diversified Large Cap Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Diversified Large Cap
Growth Fund

   Semi-Annual Report • April 30, 2007
What’s
Inside

Fund Objective

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	14

Additional Shareholder Information	24

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006 — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. After treading water during the first half of 2006, stocks rallied through the end of the year. 2007 began on a positive note, as the S&P 500 Indexiv hit a six-year high in January. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. The repercussions of this decline were widespread, as stock markets around the world also declined. After a modest
Legg Mason Partners Diversified Large Cap Growth Fund      I

increase in March, U.S. stock prices rallied sharply in April, due to surprisingly strong first quarter corporate profits. All told, the S&P 500 Index returned 8.60% during the six months ended April 30, 2007.
Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large-and small-cap counterparts, with the Russell Midcap[v], Russell 1000vi, and Russell 2000vii Indexes returning 12.24%, 9.10%, and 6.86%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 9.48% and 8.34%, respectively.

Performance Review

For the six months ended April 30, 2007, Class A shares of Legg Mason Partners Diversified Large Cap Growth Fund, excluding sales charges, returned 5.53%. These shares underperformed the Lipper Large-Cap Core Funds Category Average[1] which increased 8.25% over the same time frame. The Fund’s unmanaged benchmark, the Russell 1000 Growth Index[x], returned 8.42% for the same period.

Performance Snapshot as of April 30, 2007 (excluding sales charges) (unaudited)

Six Months

Diversified Large Cap Growth Fund — Class A Shares	5.53%

Russell 1000 Growth Index	8.42%

Lipper Large-Cap Core Funds Category Average[1]	8.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/ InvestorServices.

Excluding sales charges, Class B shares returned 5.13% and Class C shares returned 5.13% over the six months ended April 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses

As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.22%, 2.10% and 2.20%, respectively.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 820 funds in the Fund’s Lipper category, and excluding sales charges.
II     Legg Mason Partners Diversified Large Cap Growth Fund

Special Shareholder Notices

Effective June 1, 2007, the Fund is co-managed by a team of portfolio managers led by Evan S. Bauman, Peter J. Bourbeau and Thomas G. Hudson, each an investment officer of ClearBridge Advisors, LLC. Mr. Bauman and Mr. Bourbeau have 11 years and 16 years of investment industry experience, respectively. Mr. Hudson has over 14 years of experience in the management and analysis of U.S. equities. He is a Chartered Financial Analyst and is a member of the New York Society of Security Analysts and the CFA Institute.

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Board of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted : The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected : New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted : A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.
Legg Mason Partners Diversified Large Cap Growth Fund      III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
June 4, 2007
IV     Legg Mason Partners Diversified Large Cap Growth Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind that stock prices are subject to market fluctuations. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are heightened in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Legg Mason Partners Diversified Large Cap Growth Fund      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio(3)	the Period(4)

Class A	5.53%	$1,000.00	$1,055.30	1.05%	$5.35

Class B	5.13	1,000.00	1,051.30	1.80	9.15

Class C	5.13	1,000.00	1,051.30	1.80	9.15

(1)	For the six months ended April 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. In the absence of fee waivers, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/ or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half- year, then divided by 365.
2     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A	5.00%	$1,000.00	$1,019.59	1.05%	$5.26

Class B	5.00	1,000.00	1,015.87	1.80	9.00

Class C	5.00	1,000.00	1,015.87	1.80	9.00

(1)	For the six months ended April 30, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half- year, then divided by 365.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      3

Schedule of Investments (April 30, 2007) (unaudited)
LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 99.1%
CONSUMER DISCRETIONARY — 7.7%
Hotels, Restaurants & Leisure — 0.4%
14,000	McDonald’s Corp.	$675,920

Media — 6.6%
25,000	Gannett Co. Inc.	1,426,500
19,500	Meredith Corp.	1,129,440
180,000	Time Warner Inc.	3,713,400
10,000	Viacom Inc., Class B Shares*	412,500
95,000	Walt Disney Co.	3,323,100
24,570	Warner Music Group Corp.	422,604

	Total Media	10,427,544

Specialty Retail — 0.7%
30,000	Home Depot Inc.	1,136,100

	TOTAL CONSUMER DISCRETIONARY	12,239,564

CONSUMER STAPLES — 11.2%
Beverages — 1.7%
41,614	PepsiCo Inc.	2,750,270

Food & Staples Retailing — 3.9%
73,189	Wal-Mart Stores Inc.	3,507,217
61,128	Walgreen Co.	2,683,519

	Total Food & Staples Retailing	6,190,736

Food Products — 1.3%
27,000	General Mills Inc.	1,617,300
15,000	Kraft Foods Inc., Class A Shares	502,050

	Total Food Products	2,119,350

Household Products — 4.3%
27,000	Kimberly-Clark Corp.	1,921,590
75,000	Procter & Gamble Co.	4,823,250

	Total Household Products	6,744,840

	TOTAL CONSUMER STAPLES	17,805,196

ENERGY — 10.3%
Energy Equipment & Services — 2.1%
32,000	Nabors Industries Ltd.*	1,027,840
32,000	Schlumberger Ltd.	2,362,560

	Total Energy Equipment & Services	3,390,400

See Notes to Financial Statements.
4     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 8.2%
15,000	Canadian Natural Resources Ltd.	$894,150
30,000	Cimarex Energy Co.	1,182,000
20,000	Devon Energy Corp.	1,457,400
46,000	EnCana Corp.	2,412,700
90,000	Exxon Mobil Corp.	7,144,200

	Total Oil, Gas & Consumable Fuels	13,090,450

	TOTAL ENERGY	16,480,850

EXCHANGE TRADED FUNDS — 1.9%
100,000	iShares MSCI Japan Index Fund	1,428,000
25,000	streetTRACKS Gold Trust*	1,677,250

	TOTAL EXCHANGE TRADED FUNDS	3,105,250

FINANCIALS — 18.9%
Capital Markets — 3.8%
15,000	Goldman Sachs Group Inc.	3,279,150
30,000	Merrill Lynch & Co. Inc.	2,706,900

	Total Capital Markets	5,986,050

Commercial Banks — 2.0%
90,000	Wells Fargo & Co.	3,230,100

Consumer Finance — 1.1%
30,000	American Express Co.	1,820,100

Diversified Financial Services — 3.0%
44,000	Bank of America Corp.	2,239,600
50,000	JPMorgan Chase & Co.	2,605,000

	Total Diversified Financial Services	4,844,600

Insurance — 7.4%
13,000	American International Group Inc.	908,830
75	Berkshire Hathaway Inc., Class A Shares*	8,190,000
50,000	Travelers Cos. Inc.	2,705,000

	Total Insurance	11,803,830

Real Estate Management & Development — 1.3%
30,000	Forest City Enterprises Inc., Class A Shares	2,004,300

Thrifts & Mortgage Finance — 0.3%
30,000	Hudson City Bancorp Inc.	399,600

	TOTAL FINANCIALS	30,088,580

HEALTH CARE — 8.4%
Biotechnology — 1.0%
25,000	Amgen Inc.*	1,603,500

Health Care Providers & Services — 1.0%
30,000	UnitedHealth Group Inc.	1,591,800

See Notes to Financial Statements.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 6.4%
2,600	Abbott Laboratories	$147,212
26,000	Eli Lilly & Co.	1,537,380
62,574	Johnson & Johnson	4,018,502
85,000	Pfizer Inc.	2,249,100
25,000	Schering-Plough Corp.	793,250
25,000	Wyeth	1,387,500

	Total Pharmaceuticals	10,132,944

	TOTAL HEALTH CARE	13,328,244

INDUSTRIALS — 23.1%
Aerospace & Defense — 6.7%
15,000	Boeing Co.	1,395,000
40,000	Honeywell International Inc.	2,167,200
57,000	Raytheon Co.	3,051,780
60,000	United Technologies Corp.	4,027,800

	Total Aerospace & Defense	10,641,780

Air Freight & Logistics — 1.8%
40,000	United Parcel Service Inc., Class B Shares	2,817,200

Airlines — 0.2%
20,000	Southwest Airlines Co.	287,000

Building Products — 0.3%
19,000	Masco Corp.	516,990

Commercial Services & Supplies — 3.0%
40,000	Pitney Bowes Inc.	1,920,000
75,000	Waste Management Inc.	2,805,750

	Total Commercial Services & Supplies	4,725,750

Industrial Conglomerates — 9.5%
60,000	3M Co.	4,966,200
231,000	General Electric Co.	8,514,660
50,000	Tyco International Ltd.	1,631,500

	Total Industrial Conglomerates	15,112,360

Road & Rail — 1.6%
37,075	Florida East Coast Industries Inc.	2,614,158

	TOTAL INDUSTRIALS	36,715,238

INFORMATION TECHNOLOGY — 14.1%
Communications Equipment — 3.0%
144,000	Cisco Systems Inc.*	3,850,560
50,000	Motorola Inc.	866,500

	Total Communications Equipment	4,717,060

See Notes to Financial Statements.
6     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Computers & Peripherals — 3.5%
140,000	EMC Corp.*	$2,125,200
33,723	International Business Machines Corp.	3,446,828

	Total Computers & Peripherals	5,572,028

Internet Software & Services — 2.9%
10,000	eBay Inc.*	339,400
2,000	Google Inc., Class A Shares*	942,760
75,000	VeriSign Inc.*	2,051,250
47,000	Yahoo! Inc.*	1,317,880

	Total Internet Software & Services	4,651,290

IT Services — 1.1%
40,000	Automatic Data Processing Inc.	1,790,400

Semiconductors & Semiconductor Equipment — 0.3%
54,000	LSI Logic Corp.*	459,000

Software — 3.3%
174,294	Microsoft Corp.	5,218,362

	TOTAL INFORMATION TECHNOLOGY	22,408,140

MATERIALS — 3.5%
Chemicals — 3.5%
75,000	E.I. du Pont de Nemours & Co.	3,687,750
25,000	PPG Industries Inc.	1,839,500

	TOTAL MATERIALS	5,527,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $131,963,222)	157,698,312

Face
Amount

SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$1,259,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity — $1,259,183; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value — $1,284,189) (Cost — $1,259,000)	1,259,000

	TOTAL INVESTMENTS — 99.9% (Cost — $133,222,222#)	158,957,312
	Other Assets in Excess of Liabilities — 0.1%	213,765

	TOTAL NET ASSETS — 100.0%	$159,171,077

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      7

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $133,222,222)	$158,957,312
Cash	632
Receivable for securities sold	401,208
Receivable for Fund shares sold	105,663
Dividends and interest receivable	68,323
Prepaid expenses	22,723

Total Assets	159,555,861

LIABILITIES:
Payable for Fund shares repurchased	204,067
Investment management fee payable	82,514
Distribution fees payable	34,480
Trustees’ fees payable	1,342
Accrued expenses	62,381

Total Liabilities	384,784

Total Net Assets	$159,171,077

NET ASSETS:
Par value (Note 6)	$100
Paid-in capital in excess of par value	186,450,309
Overdistributed net investment income	(4,523)
Accumulated net realized loss on investments and foreign currency transactions	(53,009,899)
Net unrealized appreciation on investments	25,735,090

Total Net Assets	$159,171,077

Shares Outstanding:
Class A	9,756,712

Class B	195,990

Class C	16,802

Net Asset Value:
Class A (and redemption price)	$15.98

Class B (1)	$15.31

Class C (1)	$16.03

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%) (2)	$16.95

(1)	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

(2)	Class A shares maximum initial sales charge increased from 5.00% to 5.75% on November 20, 2006.
See Notes to Financial Statements.
8     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$1,260,862
Interest	171,683
Less: Foreign taxes withheld	(2,484)

Total Investment Income	1,430,061

EXPENSES:
Investment management fee (Note 2)	595,241
Distribution fees (Notes 2 and 4)	219,529
Shareholder reports (Note 4)	35,910
Legal fees	26,150
Registration fees	24,659
Transfer agent fees (Note 4)	20,742
Restructuring and reorganization fees (Note 11)	14,184
Audit and tax	10,136
Trustees’ fees (Note 11)	6,786
Insurance	2,067
Custody fees	1,000
Miscellaneous expenses	4,796

Total Expenses	961,200
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(92,565)

Net Expenses	868,635

Net Investment Income	561,426

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	3,697,524
Foreign currency transactions	(5)

Net Realized Gain	3,697,519

Change in Net Unrealized Appreciation/ Depreciation From Investments	4,291,081

Net Gain on Investments and Foreign Currency Transactions	7,988,600

Increase in Net Assets From Operations	$8,550,026

See Notes to Financial Statements.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      9

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited)
and the year ended October 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$561,426	$1,083,847
Net realized gain	3,697,519	3,952,922
Change in net unrealized appreciation/depreciation	4,291,081	15,894,788

Increase in Net Assets From Operations	8,550,026	20,931,557

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,200,008)	(900,000)

Decrease in Net Assets From Distributions to Shareholders	(1,200,008)	(900,000)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	7,447,626	2,066,404
Reinvestment of distributions	1,168,974	878,194
Cost of shares repurchased	(17,691,157)	(27,370,695)

Decrease in Net Assets From Fund Share Transactions	(9,074,557)	(24,426,097)

Decrease in Net Assets	(1,724,539)	(4,394,540)
NET ASSETS:
Beginning of period	160,895,616	165,290,156

End of period*	$159,171,077	$160,895,616

* Includes undistributed (overdistributed) net investment income of:	$(4,523)	$634,059

See Notes to Financial Statements.
10     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares	2007(1)(2)		2006(2)	2005(2)	2004(2)	2003(2)		2002

Net Asset Value, Beginning of Period	$15.26		$13.47	$13.51	$13.63	$11.78		$14.26

Income (Loss) From Operations:
Net investment income	0.06		0.10	0.12	0.01	0.03		0.01
Net realized and unrealized gain (loss)	0.78		1.77	(0.07)	(0.10)	1.82		(2.49)

Total Income (Loss) From Operations	0.84		1.87	0.05	(0.09)	1.85		(2.48)

Less Distributions From:
Net investment income	(0.12)		(0.08)	(0.09)	(0.03)	(0.00	)(3)	—

Total Distributions	(0.12)		(0.08)	(0.09)	(0.03)	(0.00	)(3)	—

Net Asset Value, End of Period	$15.98		$15.26	$13.47	$13.51	$13.63		$11.78

Total Return(4)	5.53%		13.94%	0.31%	(0.65)%	15.74%		(17.39)%

Net Assets, End of Period (000s)	$155,901		$152,821	$156,443	$181,843	$202,356		$188,539

Ratios to Average Net Assets:
Gross expenses	1.18	%(5)(6)	1.23%	1.40%	1.41%	1.36%		1.35%
Net expenses(7)(8)	1.07	(5)(6)	1.03	1.05	1.04	1.05		1.05
Net investment income	0.73	(5)	0.71	0.86	0.08	0.28		0.06

Portfolio Turnover Rate	10%		11%	111%	74%	20%		29%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.15% and 1.05%, respectively (Note 11).

(7)	As a result of voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expense, to average net assets of Class A shares will not exceed 1.05%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      11

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares	2007(1)(2)		2006(2)	2005(2)	2004(2)	2003(2)	2002

Net Asset Value, Beginning of Period	$14.57		$12.88	$12.94	$13.13	$11.43	$13.93

Income (Loss) From Operations:
Net investment income (loss)	0.01		(0.01)	0.02	(0.09)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	0.74		1.70	(0.08)	(0.10)	1.76	(2.40)

Total Income (Loss) From Operations	0.75		1.69	(0.06)	(0.19)	1.70	(2.50)

Less Distributions From:
Net investment income	(0.01)		—	—	—	—	—

Total Distributions	(0.01)		—	—	—	—	—

Net Asset Value, End of Period	$15.31		$14.57	$12.88	$12.94	$13.13	$11.43

Total Return(3)	5.13%		13.12%	(0.46)%	(1.45)%	14.87%	(17.95)%

Net Assets, End of Period (000s)	$3,001		$7,754	$8,513	$10,310	$11,239	$10,366

Ratios to Average Net Assets:
Gross expenses	2.10	%(4)(5)	2.11%	2.22%	2.18%	2.11%	2.10%
Net expenses(6)(7)	1.82	(4)(5)	1.79	1.80	1.79	1.80	1.80
Net investment income (loss)	0.10	(4)	(0.04)	0.12	(0.67)	(0.47)	(0.69)

Portfolio Turnover Rate	10%		11%	111%	74%	20%	29%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.07% and 1.80%, respectively (Note 11).

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.80%.

(7)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
12     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares	2007(1)(2)		2006(2)	2005(2)	2004(2)	2003(2)	2002

Net Asset Value, Beginning of Period	$15.25		$13.49	$13.54	$13.74	$11.96	$14.58

Income (Loss) From Operations:
Net investment income (loss)	0.00	(3)	(0.01)	0.01	(0.09)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	0.78		1.77	(0.06)	(0.11)	1.84	(2.56)

Total Income (Loss) From Operations	0.78		1.76	(0.05)	(0.20)	1.78	(2.62)

Less Distributions From:
Net investment income	(0.00	)(3)	—	—	—	—	—

Total Distributions	(0.00	)(3)	—	—	—	—	—

Net Asset Value, End of Period	$16.03		$15.25	$13.49	$13.54	$13.74	$11.96

Total Return(4)	5.13%		13.05%	(0.37)%	(1.46)%	14.88%	(17.97)%

Net Assets, End of Period (000s)	$269		$321	$334	$500	$637	$537

Ratios to Average Net Assets:
Gross expenses	1.98	%(5)(6)	2.21%	2.19%	2.22%	2.11%	2.10%
Net expenses(7)(8)	1.82	(5)(6)	1.79	1.80	1.79	1.80	1.80
Net investment income (loss)	0.01	(5)	(0.05)	0.10	(0.65)	(0.46)	(0.66)

Portfolio Turnover Rate	10%		11%	111%	74%	20%	29%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.96% and 1.80%, respectively (Note 11).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.80%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      13

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Trust II, a Massachusetts business trust, registered under the 1940 Act.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
14     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   (d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (g) Class Accounting. Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
   (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.
   During the six months ended April 30, 2007, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.05%, 1.80% and 1.80%, respectively.
   During the six months ended April 30, 2007, LMPFA waived a portion of their investment management fee in the amount of $88,675. In addition, for the six months ended April 30, 2007, the Fund was reimbursed for expenses amounting to $3,890.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serves as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   There is a maximum initial sales charge of 5.75% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 5.00% to 5.75% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
16     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   For the six months ended April 30, 2007, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C

CDSCs	$2,000	$0	*

*	Amount represents less than $1,000.
   On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $955. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were substantially as follows:

Purchases	$14,829,496

Sales	16,676,507

   At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,970,452
Gross unrealized depreciation	(2,235,362)

Net unrealized appreciation	$25,735,090

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a distribution and/or service fee with respect to its Class A, B and C Shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
   For the six months ended April 30, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Expenses

Class A	$191,375	$17,937	$32,200
Class B	26,657	2,715	3,620
Class C	1,497	90	90

Total	$219,529	$20,742	$35,910

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006

Net Investment Income:
Class A	$1,196,484	$900,000
Class B	3,482	—
Class C	42	—

Total	$1,200,008	$900,000

6.	Shares of Beneficial Interest
At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
18     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each class of the Fund were as follows:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006

	Shares	Amount	Shares	Amount

Class A
Shares sold	468,201	$7,259,716	133,096	$1,890,648
Shares issued on reinvestment	74,635	1,165,806	63,637	878,194
Shares repurchased	(799,844)	(12,435,717)	(1,798,556)	(25,405,203)

Net Decrease	(257,008)	$(4,010,195)	(1,601,823)	$(22,636,361)

Class B
Shares sold	11,957	$176,261	10,361	$140,016
Shares issued on reinvestment	209	3,128	—	—
Shares repurchased	(348,326)	(5,177,744)	(138,955)	(1,877,782)

Net Decrease	(336,160)	$(4,998,355)	(128,594)	$(1,737,766)

Class C
Shares sold	746	$11,649	2,510	$35,740
Shares issued on reinvestment	3	40	—	—
Shares repurchased	(4,988)	(77,696)	(6,211)	(87,710)

Net Decrease	(4,239)	$(66,007)	(3,701)	$(51,970)

7.	Capital Loss Carryforward
As of October 31, 2006, the Fund had a net capital loss carryforward of $56,646,672 of which $11,280,932 expires in 2009, $26,819,033 expires in 2010, $6,330,611 expires in 2011, $5,053,321 expires in 2012 and $7,162,775 expires in 2013. Theses amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then investment adviser or manager to the Fund, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds’ including the fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees may be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive
20     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act,
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the expense limitation agreements, if applicable.

12.	Subsequent Event
Effective June 1, 2007, the Fund is co-managed by a team of portfolio managers led by Evan S. Bauman, Peter J. Bourbeau and Thomas G. Hudson, each an investment officer of ClearBridge Advisors, LLC. Mr. Bauman and Mr. Bourbeau have 11 years and 16 years of investment industry experience, respectively. Mr. Hudson has over 14 years of experience in the management and analysis of U.S. equities. He is a Chartered Financial Analyst and is a member of the New York Society of Security Analysts and the CFA Institute.
22     Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

13.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
* * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.
Legg Mason Partners Diversified Large Cap Growth Fund 2007 Semi-Annual Report      23

Additional Shareholder Information (unaudited)
Results of Special Meetings of Shareholders
On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, or withheld, as well as the number of abstentions as to the following proposals:
Election of Trustees

		Authority
Nominees	Votes For	Withheld	Abstentions

Elliot J. Berv	32,886,588.292	2,147,311.821	7,160.000
A. Benton Cocanougher	32,889,287.629	2,144,612.484	7,160.000
Jane F. Dasher	32,917,939.277	2,115,960.836	7,160.000
Mark T. Finn	32,908,371.543	2,125,528.570	7,160.000
Rainer Greeven	32,871,503.684	2,162,396.429	7,160.000
Stephen Randolph Gross	32,907,588.522	2,126,311.591	7,160.000
Richard E. Hanson, Jr.	32,891,147.285	2,142,752.828	7,160.000
Diana R. Harrington	32,898,536.697	2,135,363.416	7,160.000
Susan M. Heilbron	32,896,225.841	2,137,674.272	7,160.000
Susan B. Kerley	32,923,369.691	2,110,530.422	7,160.000
Alan G. Merten	32,911,746.495	2,122,153.618	7,160.000
R. Richardson Pettit	32,917,820.307	2,116,079.806	7,160.000
R. Jay Gerken, CFA	32,876,852.102	2,157,048.011	7,160.000

   On January 12, 2007, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, as well as the number of abstentions and broker non-votes as to the following proposal: (1) Agreement and Plan of Reorganization and (2) Revise Fundamental Investment Policies.
1. Agreement and Plan of Reorganization

		Votes		Broker
Item Voted On	Votes For	Against	Abstentions	Non-Votes

Reorganize as Corresponding Series of an Existing Trust	5,012,399.232	203,750.680	152,018.132	158,767.000

2. Revise Fundamental Investment Policies

		Votes		Broker
Items Voted On	Votes For	Against	Abstentions	Non-Votes

Revise:
Borrowing Money	4,970,089.099	248,166.742	149,912.203	158,767.000
Underwriting	4,988,725.301	224,611.965	154,830.778	158,767.000
Lending	4,990,933.779	224,201.304	153,032.961	158,767.000
Issuing Senior Securities	4,981,894.873	232,607.202	153,665.969	158,767.000
Real Estate	4,982,800.102	228,946.749	156,421.193	158,767.000
Commodities	4,987,089.156	223,806.500	157,272.388	158,767.000
Concentration	4,976,055.621	236,295.257	155,817.166	158,767.000

24     Legg Mason Partners Diversified Large Cap Growth Fund

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Legg Mason Partners
Diversified Large Cap
Growth Fund

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA,
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund
Advisor, LLC

SUBADVISER
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc. Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FDO2555 6/07 SR07-336

Legg Mason Partners
Diversified Large Cap
Growth Fund

The Fund is a separate series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: June 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: June 28, 2007

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust
Date: June 28, 2007